3. STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Stock-based compensation costs	$ 49,532	$ 42,105	$ 110,433	$ 142,428	$ 241,388	$ 125,675
Options granted			0
Unrecognized compensation costs related to options vesting					0
Aggregate intrinsic value of "in the money" outstanding	48,840		$ 48,840		16,400
Aggregate intrinsic value of "in the money" exercisable	$ 35,590		$ 35,590		$ 11,400
Investors [Member]
Common stock sold, shares issued					1,044,776
Proceeds from sale of stock					$ 700,000
Warrants [Member]
Warrants outstanding					3,032,794
Warrant weighted average exercise price					$ 1.03
Warrants [Member] | June 2008 [Member]
Warrant weighted average exercise price					$ 0.98
Warrants authorized for issuance					517,222
Warrants [Member] | September 2012 [Member]
Warrant weighted average exercise price					$ 1.06
Warrants authorized for issuance					2,293,013
Warrants [Member] | September 2012-2 [Member]
Warrant weighted average exercise price					$ 0.83
Warrants authorized for issuance					222,559
2011 Plan [Member]
Shares authorized for issuance under the plan					1,825,000
Stock options outstanding					1,001,602
Shares available for future grants					823,398
2006 Plan [Member]
Shares authorized for issuance under the plan					139,898
Stock options outstanding					134,398
Shares available for future grants					0
1997 Plan [Member]
Shares available for future grants					0
Stock Options [Member]
Options granted					160,000	714,000
Stock options outstanding	1,134,400		1,134,400		1,136,000	1,079,079	409,087
Selling, General and Administrative Expenses [Member]
Stock-based compensation costs	$ 34,171	24,121	$ 77,086	60,378	$ 123,370	$ 107,300
Cost of Goods Sold [Member]
Stock-based compensation costs	8,669	8,668	17,338	43,343	60,680	0
Research and Development Expenses [Member]
Stock-based compensation costs	$ 6,692	$ 9,316	$ 16,009	$ 38,707	$ 57,338	$ 18,375